POST-EMPLOYMENT BENEFITS - Summary of Accrued Benefit Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	$ 92
Contributions by employees	32	$ 34
Net defined benefit plan (assets) accrued benefit obligations, ending balance	96	92
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	574
Current service cost	156	146
Pension expense, recognized in employee salaries and benefits expense	(171)	(160)
Net interest cost, recognized in finance costs	11	10
Remeasurements, recognized in other comprehensive income and equity	(586)	113
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(18)	574
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	3,365	2,900
Current service cost	156	146
Net interest cost, recognized in finance costs	89	91
Benefits paid	(99)	(82)
Contributions by employees	32	34
Remeasurements, recognized in other comprehensive income and equity	(372)	276
Net defined benefit plan (assets) accrued benefit obligations, ending balance	3,171	3,365
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	92	73
Pension expense, recognized in employee salaries and benefits expense	12	13
Net interest cost, recognized in finance costs	3	3
Benefits paid	(4)	(5)
Remeasurements, recognized in other comprehensive income and equity	(7)	8
Net defined benefit plan (assets) accrued benefit obligations, ending balance	$ 96	$ 92